THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT IS NO LONGER REQUESTED.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Koch Industries, Inc.
Address: 4111 East 37th Street North
         Wichita, Kansas  67220

13F File Number:  28-10337

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Dinkel
Title:     Controller
Phone:     316-828-6486

Signature, Place, and Date of Signing:

  /S/   Richard Dinkel     Wichita, Kansas     November 13, 2008


The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person is the beneficial owner of any securities, exercises investment discretion with respect to such securities or is a member of any group with respect to such securities.


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     1

Form13F Information Table Value Total:     $8594 (thousands)


List of Other Included Managers:  NONE

                                                           FORM 13F INFORMATION TABLE
                                                         VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER           VOTING AUTHORITY
         NAME OF ISSUER      TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS     SOLE   SHARED     NONE
  ------------------------- ---------------- --------- -------- -------- --- ---- ------- ---------- -------- -------- --------
D OWENS CORNING NEW         COM              690742101     8594   425000 SH       DEFINED              425000       0        0